Reportable segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of reportable segments

Operating segment items for the year ended December 31, 2025	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2025
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	982,397	1,042,780	2,288,245	75,402	155,507	31,893	4,576,224	4,576,224	—	4,576,224
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	982,397	1,042,780	2,288,245	75,402	155,507	31,893	4,576,224	4,576,224	—	4,576,224
Costs of sales	(837,328)	(481,233)	(1,684,776)	(44,810)	(143,340)	(32,137)	(3,223,624)	(3,223,624)	—	(3,223,624)
Administrative expenses	—	—	—	—	—	—	—	—	(195,577)	(195,577)
Finance expense	—	—	—	—	—	—	—	—	(192,672)	(192,672)
Depreciation and amortization expense	(64,493)	(81,164)	(260,057)	(6,858)	(8,995)	(997)	(422,564)	(422,564)	—	(422,564)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	6,738	6,738
Income before taxes	145,069	561,547	603,469	30,592	12,167	(244)	1,352,600	1,352,600	(391,874)	960,726
Income tax expense	—	—	—	—	—	—	—	—	(320,083)	(320,083)
Net income (loss)	145,069	561,547	603,469	30,592	12,167	(244)	1,352,600	1,352,600	(711,957)	640,643
Assets	—	—	—	—	—	—	—	—	14,504,960	14,504,960
Equity-accounted investees	—	—	—	—	—	—	—	—	631,199	631,199
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,738,247	2,738,247
Liabilities	—	—	—	—	—	—	—	—	6,451,081	6,451,081
Impairment loss of financial assets recognized in income							—	—	976	976
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(10,791)	(10,791)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	1,314,367	1,314,367
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(771,762)	(771,762)
Cash flows from financing activities	—	—	—	—	—	—	—	—	(146,951)	(146,951)

Operating segment items for the year ended December 31, 2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	941,940	968,312	2,241,250	78,155	270,783	28,321	4,528,761	4,528,761	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	(3,201,654)	(3,201,654)	—	(3,201,654)
Administrative expenses	—	—	—	—	—	—	—	—	(185,959)	(185,959)
Finance expense	—	—	—	—	—	—	—	—	(197,544)	(197,544)
Depreciation and amortization expense	(72,211)	(57,038)	(187,538)	(6,328)	(19,275)	(34)	(342,424)	(342,424)	—	(342,424)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	11,025	11,025
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	—	—	(282,573)	(282,573)
Net income (loss)	166,788	523,408	574,922	30,702	34,393	(3,106)	1,327,107	1,327,107	(635,266)	691,841
Assets	—	—	—	—	—	—	—	—	11,495,569	11,495,569
Equity-accounted investees	—	—	—	—	—	—	—	—	585,794	585,794
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	(1,181,113)	(1,181,113)
Liabilities	—	—	—	—	—	—	—	—	6,297,502	6,297,502
Impairment loss of financial assets recognized in income							—	—	(639)	(639)
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(7,134)	(7,134)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	1,274,678	1,274,678
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,213,992)	(1,213,992)
Cash flows from financing activities	—	—	—	—	—	—	—	—	282,383	282,383

Operating segment items for the year ended December 31, 2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Revenues from transactions with other operating segments of the same entity	—	—	—	—	—	—	—	—	—	—
Revenues from external customers and transactions with other operating segments of the same entity	913,912	892,151	5,180,114	175,223	279,050	27,040	7,467,490	7,467,490	—	7,467,490
Costs of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	(4,392,436)	(4,392,436)	—	(4,392,436)
Administrative expenses	—	—	—	—	—	—	—	—	(175,765)	(175,765)
Finance expense	—	—	—	—	—	—	—	—	(138,402)	(138,402)
Depreciation and amortization expense	(70,342)	(53,140)	(124,010)	(15,232)	(18,006)	(57)	(280,787)	(280,787)	—	(280,787)
The entity’s interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	—	—	593	593
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income (loss)	222,403	536,434	2,224,445	33,872	59,453	(1,553)	3,075,054	3,075,054	(2,144,787)	930,267
Assets	—	—	—	—	—	—	—	—	10,778,837	10,778,837
Equity-accounted investees	—	—	—	—	—	—	—	—	86,417	86,417
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	—	—	—	—	—	—	—	—	2,785,385	2,785,385
Other Liabilities	—	—	—	—	—	—	—	—	6,301,408	6,301,408
Impairment loss of financial assets recognized in income							—	—	202	202
Impairment loss of non-financial assets recognized in income	—	—	—	—	—	—	—	—	(47,068)	(47,068)
Cash flows
Cash flows from operating activities	—	—	—	—	—	—	—	—	(196,639)	(196,639)
Cash flows used in investing activities	—	—	—	—	—	—	—	—	(1,481,493)	(1,481,493)
Cash flows from financing activities	—	—	—	—	—	—	—	—	66,261	66,261

Items in the statement of comprehensive income for the year ended December 31,2025	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	982,397	1,042,780	2,288,245	75,402	155,507	31,893	—	4,576,224
Costs of sales	(837,328)	(481,233)	(1,684,776)	(44,810)	(143,340)	(32,137)	—	(3,223,624)
Gross profit	145,069	561,547	603,469	30,592	12,167	(244)	—	1,352,600
Other incomes by function	—	—	—	—	—	—	12,506	12,506
Administrative expenses	—	—	—	—	—	—	(195,577)	(195,577)
Other expenses by function	—	—	—	—	—	—	(96,302)	(96,302)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	976	976
Other losses	—	—	—	—	—	—	(11,143)	(11,143)
Financial income	—	—	—	—	—	—	85,707	85,707
Financial costs	—	—	—	—	—	—	(192,672)	(192,672)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	6,738	6,738
Exchange differences	—	—	—	—	—	—	(2,107)	(2,107)
Income before taxes	145,069	561,547	603,469	30,592	12,167	(244)	(391,874)	960,726
Income tax expense	—	—	—	—	—	—	(320,083)	(320,083)
Net income	145,069	561,547	603,469	30,592	12,167	(244)	(711,957)	640,643

Items in the statement of comprehensive income for the year ended December 31,2024	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	941,940	968,312	2,241,250	78,155	270,783	28,321	—	4,528,761
Costs of sales	(775,152)	(444,904)	(1,666,328)	(47,453)	(236,390)	(31,427)	—	(3,201,654)
Gross profit	166,788	523,408	574,922	30,702	34,393	(3,106)	—	1,327,107
Other incomes by function	—	—	—	—	—	—	32,229	32,229
Administrative expenses	—	—	—	—	—	—	(185,959)	(185,959)
Other expenses by function	—	—	—	—	—	—	(104,698)	(104,698)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	(639)	(639)
Other gains	—	—	—	—	—	—	(2,142)	(2,142)
Financial income	—	—	—	—	—	—	103,642	103,642
Financial costs	—	—	—	—	—	—	(197,544)	(197,544)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	11,025	11,025
Exchange differences	—	—	—	—	—	—	(8,607)	(8,607)
Income before taxes	166,788	523,408	574,922	30,702	34,393	(3,106)	(352,693)	974,414
Income tax expense	—	—	—	—	—	—	(282,573)	(282,573)
Net income	166,788	523,408	574,922	30,702	34,393	(3,106)	(635,266)	691,841

Items in the statement of comprehensive income for the year ended December 31,2023	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	913,912	892,151	5,180,114	175,223	279,050	27,040	—	7,467,490
Cost of sales	(691,509)	(355,717)	(2,955,669)	(141,351)	(219,597)	(28,593)	—	(4,392,436)
Gross profit	222,403	536,434	2,224,445	33,872	59,453	(1,553)	—	3,075,054
Other incomes by function	—	—	—	—	—	—	40,557	40,557
Administrative expenses	—	—	—	—	—	—	(175,765)	(175,765)
Other expenses by function	—	—	—	—	—	—	(93,400)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	—	—	—	—	—	—	202	202
Other losses	—	—	—	—	—	—	(2,254)	(2,254)
Financial income	—	—	—	—	—	—	122,726	122,726
Financial costs	—	—	—	—	—	—	(138,402)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	—	—	—	—	—	—	593	593
Exchange differences	—	—	—	—	—	—	(22,293)	(22,293)
Income before taxes	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(268,036)	2,807,018
Income tax expense	—	—	—	—	—	—	(1,876,751)	(1,876,751)
Net income from continuing operations	222,403	536,434	2,224,445	33,872	59,453	(1,553)	(2,144,787)	930,267

Schedule of geographical areas

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue at December 31, 2025	161,510	188,227	655,019	689,366	2,882,102	4,576,224
Non-current assets at December 31, 2025
Investment accounted for under the equity method	—	—	35,027	19,611	576,561	631,199
Intangible assets other than goodwill	2,457,677	374	8,838	7	86,156	2,553,052
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	3,786,247	6,389	12,196	10,012	1,024,646	4,839,490
Right-of-use assets	34,516	1,799	2,753	8,521	22,747	70,336
Other non-current assets	65,831	—	—	5,659	242,858	314,348
Non-current assets	6,344,271	8,648	58,962	44,534	1,952,968	8,409,383

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2024	171,551	240,629	681,607	689,794	2,745,180	4,528,761
Non-current assets at December 31, 2024
Investment accounted for under the equity method	—	—	13,912	17,470	554,412	585,794
Intangible assets other than goodwill	73,762	450	6,466	547	86,743	167,968
Goodwill	—	86	138	724	—	948
Property, plant and equipment, net	3,465,971	6,651	10,598	8,277	942,148	4,433,645
Right-of-use assets	46,122	1,806	3,234	6,112	26,796	84,070
Other non-current assets	68,777	29	—	5,413	289,947	364,166
Non-current assets	3,654,632	9,022	34,348	38,543	1,900,046	5,636,591

Segments by geographical areas	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue for the year ended December 31, 2023	169,681	210,299	828,112	783,611	5,475,787	7,467,490
Non-current assets at December 31, 2023
Investment accounted for under the equity method	—	22,490	42,726	17,657	3,544	86,417
Intangible assets other than goodwill	67,671	360	6,440	876	80,527	155,874
Goodwill	—	86	148	724	—	958
Property, plant and equipment, net	2,888,778	776	14,485	6,322	699,576	3,609,937
Right-of-use assets	32,359	19	3,716	8,619	28,480	73,193
Other non-current assets	60,363	18	—	5,099	308,220	373,700
Non-current assets	3,049,171	23,749	67,515	39,297	1,120,347	4,300,079